Condensed Consolidated Balance Sheets (Quarterly Periods Unaudited) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and cash equivalents	$ 1,143,886	$ 485,559	$ 433,712
Loans receivable, net, note 2	6,731,101	7,124,702	4,316,316
Other receivables	59,981	76,262	$ 25,882
Prepaid expenses	26,877	7,276
Property and equipment, net, note 3	26,594	28,511	$ 36,100
Security deposits	35,839	$ 35,839	39,329
Loan costs, net			77,781
TOTAL ASSETS	8,024,278	$ 7,758,149	4,929,120
LIABILITIES
Accounts payable and accrued expenses	72,601	96,441	172,139
Deferred rent	7,403	$ 11,522	28,429
CEO accrued consulting fees, note 10			106,588
Senior debt, note 4			$ 2,230,000
Deposit on common stock to be issued	1,241,429
Preferred Dividends Payable	21
TOTAL LIABILITIES	1,321,454	$ 107,963	$ 2,537,156
STOCKHOLDERS' EQUITY
Preferred stock, $0.001 par value; 50,000,000 shares authorized, 3,071,000, 1,160,000 and 2,400,000 shares issued and outstanding at March 31, 2016, December 31, 2015 and December 31, 2014 respectively, note 5	3,071	1,160	2,400
Common stock, $0.001 par value; 200,000,000 shares authorized, 92,877,999 and 28,874,299 , 21,581,103 shares issued and outstanding at March 31, 2016 and December 31, 2015, December 31, 2014 respectively	2,229,409	2,165,405	2,158,111
Additional paid-in capital	28,858,717	26,025,071	$ 14,914,705
Prepaid preferred share redemption, note 13		$ (160,000)
Subscription receivable	(3,050,244)
Accumulated deficit	(21,338,129)	$ (20,381,450)	$ (14,683,252)
TOTAL STOCKHOLDERS' EQUITY	6,702,824	7,650,186	2,391,964
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 8,024,278	$ 7,758,149	$ 4,929,120